SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule Of Allowance For Uncollectible Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ (1,222)	$ (1,116)
Addition during the period	(336)	(544)
Utilization of allowance for doubtful accounts	60	438
Ending balance	(1,498)	(1,222)
Cumulative effect adjustment upon adoption of ASU 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 0
Ending balance		$ 0